Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows (in thousands):

	September 30, 2024	December 31, 2023
Cash	$1,897	$1,949
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included within other noncurrent assets	118	118
Total cash and restricted cash as shown in the unaudited condensed consolidated statements of cash flows	$2,115	$2,167

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the consolidated statements of cash flows (in thousands):

	December 31, 2023	December 31, 2022
Cash	$1,949	$372
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included within other noncurrent assets	118	118
Total cash and restricted cash as shown in the consolidated statements of cash flows	$2,167	$590

Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive

As a result of the Company reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the three and nine months ended September 30, 2024 and 2023 because including them would have been antidilutive (in thousands):

	September 30,
	2024	2023 (1)
Warrants for common stock	7,349	1,341
Earnout shares	1,800	1,800
Convertible notes payable	1,664	—
Employee stock options	906	966
Restricted stock units	38	—
Contingently issuable warrant(2)	—	—
Total common stock equivalents	11,757	4,107

(1)	Retroactively restated for reverse recapitalization.

(2)	The contingently issuable warrants were not included for purposes of calculating the number of diluted shares outstanding as of September 30, 2024, as the number of dilutive shares is based on a contingency not yet resolved as of period end and the contingently resulting number of dilutive shares is not determinable until the contingency is resolved.

As a result of the Company reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2023 and 2022 because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2023 (3)	2022 (3)
Employee stock options	788	996
Restricted stock units	4	—
Warrants for common stock	1,341	169
Earnout Shares	1,800	—
Founders convertible preferred stock	—	433
Series A1 convertible preferred stock	—	180
Series A2 convertible preferred stock	—	106
Convertible notes payable	—	19
Contingently convertible notes payable(1)	—	—
Contingently convertible SAFE agreements(2)	—	—
Total common stock equivalents	3,933	1,903

(1)	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2022, as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, was not determinable until the contingency is resolved in September 2023. As of December 31, 2022, one lender remained holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of December 31, 2022, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the conversion ratio, is estimated as 25,000 as of December 31, 2022.

(2)	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2022, as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, was not determinable until the contingency is resolved in September 2023. If the contingency were to have been resolved on those SAFEs as of December 31, 2022, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio, is estimated as 0.3 million as of December 31, 2022.

(3)	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.